NATIONWIDE VARIABLE INSURANCE TRUST
NVIT American Funds Growth Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth-Income Fund
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund

Supplement dated January 23, 2026
to the Prospectus dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

NVIT American Funds Global Growth Fund and NVIT American Funds Growth-Income Fund

Effective immediately, the Prospectus is amended as follows:

1.	The table under the section entitled “Portfolio Managers” on page 9 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Patrice Collette	Partner – Capital World Investors, a division of Capital Research	Since 2015
Matt Hochstetler	Partner – Capital World Investors, a division of Capital Research	Since 2023
Barbara Burtin	Partner – Capital World Investors, a division of Capital Research	Since 2025
Jason B. Smith	Partner – Capital World Investors, a division of Capital Research	Since 2024
Mathews Cherian	Partner – Capital World Investors, a division of Capital Research	Since 2026

2.	The table under the section entitled “Portfolio Managers” on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service
Charles E. Ellwein	Partner – Capital Research Global Investors, a division of Capital Research	Since 2015
J. Blair Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2006
Caroline Jones	Partner – Capital Research Global Investors, a division of Capital Research	Since 2020
Brad Barrett	Partner – Capital Research Global Investors, a division of Capital Research	Since 2025
Cheryl E. Frank	Partner – Capital Research Global Investors, a division of Capital Research	Since 2026
Martin Jacobs	Partner – Capital Research Global Investors, a division of Capital Research	Since 2025
Jessica C. Spaly	Partner – Capital Research Global Investors, a division of Capital Research	Since 2025

3.
The information under the heading “Portfolio Management of the Master Funds-Master Global Growth Fund Team Members” on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Patrice Collette is a Partner of Capital World Investors. Mr. Collette has been employed in the investment management area of Capital Research or its affiliates for the past 25 years. Mr. Collette has been an equity portfolio manager for the Master Global Growth Fund for 10 years and previously served as an investment analyst on the Master Global Growth Fund for 14 years.

Matt Hochstetler is a Partner of Capital World Investors. Mr. Hochstetler has been employed in the investment management area of Capital Research or its affiliates for the past 11 years. Mr. Hochstetler has been an equity portfolio manager for the Master Global Growth Fund for 2 years.

Barbara Burtin is a Partner of Capital World Investors. Ms. Burtin has been employed in the investment management area of Capital Research or its affiliates for the past 17 years. Ms. Burtin has been an equity portfolio manager for the Master Global Growth Fund for less than 1 year.

Jason B. Smith is a Partner of Capital World Investors. Mr. Smith has been employed in the investment management area of Capital Research or its affiliates for the past 19 years. Mr. Smith has been an equity portfolio manager for the Master Global Growth Fund for 1 year and previously served as an investment analyst on the Master Global Growth Fund for 17 years.

Mathews Cherian is a Partner of Capital World Investors. Mr. Cherian has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Mr. Cherian has been an equity portfolio manager for the Master Global Growth Fund for less than 1 year and previously served as an investment analyst on the Master Global Growth Fund for 17 years.

4.
The information under the heading “Portfolio Management of the Master Funds-Master Growth-Income Fund Team Members” beginning on page 47 of the Prospectus is deleted in its entirety and replaced with the following:

Charles E. Ellwein is a Partner of Capital Research Global Investors. Mr. Ellwein has been employed in the investment management area of Capital Research or its affiliates the past 19 years. Mr. Ellwein has been a portfolio manager for the Master Growth-Income Fund for 10 years and previously served as an investment analyst on the Master Growth-Income Fund for 8 years.

J. Blair Frank is a Partner of Capital Research Global Investors. Mr. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 31 years. Mr. Frank has been a portfolio manager for the Master Growth-Income Fund for 19 years.

Caroline Jones is a Partner of Capital Research Global Investors. Ms. Jones has been employed in the investment management area of Capital Research or its affiliates for the past 21 years. Ms. Jones has been a portfolio manager for the Master Growth-Income Fund for 5 years and previously served as an investment analyst on the Master Growth-Income Fund for 9 years.

Brad Barrett is a Partner of Capital Research Global Investors. Mr. Barrett has been employed in the investment management area of Capital Research or its affiliates for the past 25 years. Mr. Barrett has been a portfolio manager for the Master Growth-Income Fund for 1 year and previously served as an investment analyst on the Master Growth-Income Fund for 20 years.

Cheryl E. Frank is a Partner of Capital Research Global Investors. Ms. Frank has been employed in the investment management area of Capital Research or its affiliates for the past 24 years. Ms. Frank has been a portfolio manager for the Master Growth-Income Fund for less than 1 year and previously served as an investment analyst on the Master Growth-Income Fund for 7 years.

Martin Jacobs is a Partner of Capital Research Global Investors. Mr. Jacobs has been employed in the investment management area of Capital Research or its affiliates for the past 25 years. Mr. Jacobs has been a portfolio manager for the Master Growth-Income Fund for 1 year and previously served as an investment analyst on the Master Growth-Income Fund for 3 years.

Jessica C. Spaly is a Partner of Capital Research Global Investors. Ms. Spaly has been employed in the investment management area of Capital Research or its affiliates for the past 22 years. Ms. Spaly has been a portfolio manager for the Master Growth-Income Fund for 1 year and previously served as an investment analyst on the Master Growth-Income Fund for 17 years.

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